NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following provides information about our partnership's wholly-owned subsidiaries as of December 31, 2018 and 2017:

Defined Name	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2018	2017	2018	2017
Business Services
Financial advisory services business	BFIN	Canada	100%	100%	100%	100%
Residential real estate services business	Brookfield RPS Limited	Canada	100%	100%	100%	100%
Construction services business	Multiplex	United Kingdom	100%	100%	100%	100%

The following table presents details of non-wholly owned subsidiaries of our partnership:

Defined Name	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2018	2017	2018	2017
Business Services
Condominium management services business	Crossbridge Condominium Services Ltd.	Canada	90%	90%	90%	90%
IT storage facilities management business	WatServ	Canada	75%	75%	75%	75%
Fuel marketing business	BG Fuels	Canada	100%	100%	26%	26%
Facilities management business	BGIS Global Integrated Solutions	Canada	100%	100%	26%	26%
Cold storage logistics	Nova Cold Logistics	Canada	100%	100%	25%	25%
Road fuel distribution business	Greenergy Fuels Holding Limited	United Kingdom	85%	85%	14%	14%
Wireless broadband	Imagine Communications Group Limited	Ireland	55%	—%	31%	—%
Infrastructure services
Infrastructure services provider to the power generation industry	Westinghouse Electric Company	United States of America	100%	—%	44%	—%
Services provider to the offshore oil production industry	Teekay Offshore Partners L.P.	United States of America	51%	—%	25%	—%
Industrial operations
Limestone mining operations	Hammerstone Corporation	Canada	100%	100%	39%	39%
Graphite electrode manufacturing business	GrafTech International Ltd.	United States of America	79%	100%	27%	34%
Water and wastewater services	BRK Ambiental	Brazil	70%	70%	26%	26%
Infrastructure support products manufacturing operation	AP Infrastructure Solutions LP	Canada	100%	100%	25%	25%
Palladium mining operation	North American Palladium Ltd.	Canada	91%	92%	23%	23%
Provider of returnable plastic packaging	Schoeller Allibert Group B.V.	Netherlands	52%	—%	14%	—%
Canadian well-servicing operation	CWC Energy Services Corp.	Canada	78%	78%	56%	56%
Canadian energy operation	Ember Resources Inc.	Canada	100%	100%	41%	41%
The following tables present the gross assets and liabilities as well as gross amounts of revenue, net income, other comprehensive income and distributions from the partnership’s investments in material non-wholly owned subsidiaries for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31, 2018
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,413	$1,773	$3,113	$475	$25,785	$(20)	$4	$(20)	$(46)	$424
Infrastructure services	2,889	8,750	2,921	6,208	2,419	282	(121)	170	(16)	1,534
Industrial operations	1,991	5,656	1,040	4,823	3,894	895	(239)	612	(1,542)	1,425
Total	$7,293	$16,179	$7,074	$11,506	$32,098	$1,157	$(356)	$762	$(1,604)	$3,383

	Year Ended December 31, 2017
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,606	$1,744	$2,774	$948	$15,676	$45	$11	$35	$46	$476
Industrial operations	1,095	5,812	904	2,731	1,913	(4)	41	4	25	2,338
Total	$3,701	$7,556	$3,678	$3,679	$17,589	$41	$52	$39	$71	$2,814

	Year Ended December 31, 2016
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$437	$494	$402	$253	$1,347	$25	$5	$15	$8	$198
Industrial operations	775	2,349	349	1,022	1,491	(323)	42	(206)	10	1,131
Total	$1,212	$2,843	$751	$1,275	$2,838	$(298)	$47	$(191)	$18	$1,329
The following table outlines the composition of accumulated non-controlling interest ("NCI") related to the interest of others presented in the partnership's Consolidated Statements of Financial Position:

(US$ MILLIONS)	2018	2017
NCI related to material non-wholly owned subsidiaries
Business services	$424	$476
Infrastructure services	1,534	—
Industrial operations	1,425	2,338
Total NCI in material non-wholly owned subsidiaries	$3,383	$2,814
Total individually immaterial NCI balances	148	212
Total NCI	$3,531	$3,026